Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,
	2023	2024
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	61,230	29,762
Short-term investments	—	107,878
Total current asset	61,230	137,640
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,592,432	1,714,269
Total non-current asset	1,592,432	1,714,269
Total assets	1,653,662	1,851,909
Liabilities
Current liability
Accrued expenses and other current liabilities	27,867	35,478
Total current liability	27,867	35,478
Total liabilities	27,867	35,478
Shareholders’ equity
Class A ordinary shares	17	136
Additional paid-in capital	5,243,416	5,388,038
Accumulated other comprehensive loss	(398,160)	(383,235)
Accumulated deficit	(3,219,478)	(3,188,508)
Total shareholders’ equity	1,625,795	1,816,431
Total liabilities and shareholders’ equity	1,653,662	1,851,909

Schedule of Condensed Statements of Results of Operations	Condensed Statements of Results of Operations
	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	(167,076)	(10,923)	(30,169)
Total operating expenses	(167,076)	(10,923)	(30,169)
Loss from operations	(167,076)	(10,923)	(30,169)
Equity (loss)/income of subsidiaries and the VIE and VIE’s subsidiaries	(244,039)	(80,934)	58,903
Other income:
Interest income/(expense), net	957	(983)	2,185
Other income, net	9,247	1,730	51
(Loss)/income before income tax	(400,911)	(91,110)	30,970
Income tax expense	—	—	—
Net (loss)/income	(400,911)	(91,110)	30,970
Accretion of Redeemable Convertible Preferred Shares	—	—	—
Deemed dividend to preferred shareholder	—	—	—
Net (loss)/income attributable to ordinary shareholders	(400,911)	(91,110)	30,970

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(5,064)	(6,797)	(20,302)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	(142,060)	(62,934)
Investment in short-term investments	(168,198)	—	(107,878)
Proceeds from redemption of short-term investments	18,826	—	—
Net cash used in investing activities	(149,372)	(142,060)	(170,812)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	3,136	46,632	88,560
Proceeds from issuance of issuance of convertible bonds, net of issuance costs	—	145,064	—
Proceeds from regular warrants exercised	—	—	25,313
Proceeds from issuance and exercise of pre-funded warrants	—	—	30,848
Net cash provided by financing activities	3,136	191,696	144,721
Effect of exchange rate changes on cash and cash equivalents	11,036	(4,319)	14,925
Net (decrease)/increase in cash and cash equivalents	(140,264)	38,520	(31,468)
Cash and cash equivalents at the beginning of the year	162,974	22,710	61,230
Cash and cash equivalents at the end of the year	22,710	61,230	29,762